Disposition of Long-Term Apartment Rental Business (Details) - Schedule of Major Classes of Income from Operations ¥ in Thousands, $ in Thousands	6 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
Schedule of Major Classes of Income From Operations [Abstract]
Net revenues			¥ 199,670
Operating costs:			(217,295)
Selling and marketing expenses			(3)
General and administrative expenses	(616)	(85)	(9,928)
Research and development expenses			(1,286)
Impairment loss on long-lived assets			(10,474)
Other income (expenses), net	(6)	(1)	4
Interest expenses, net	(12)	(1)	(17)
Income tax expense
Net loss of discontinued operations for the year	(634)	(87)	(39,329)
Gain from disposal of discontinued operations	404,019	55,955
Net (loss) income from discontinued operations	¥ 403,385	$ 55,868	¥ (39,329)